UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  April 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA AGGRESSIVE  GROWTH  FUND - 3RD QUARTER  REPORT - PERIOD ENDED APRIL 30,
2006

 [LOGO OF USAA]
    USAA(R)

                                 USAA AGGRESSIVE
                                        GROWTH Fund

                                        [GRAPHIC OF USAA AGGRESSIVE GROWTH FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
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                   of INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

                                                                             MARKET
    NUMBER                                                                    VALUE
 OF SHARES      SECURITY                                                      (000)
-----------------------------------------------------------------------------------
                COMMON STOCKS (97.8%)

                AEROSPACE & DEFENSE (5.1%)
   417,628      General Dynamics Corp.                                   $   27,405
   209,963      Lockheed Martin Corp.                                        15,936
   284,065      United Technologies Corp.                                    17,842
                                                                         ----------
                                                                             61,183
                                                                         ----------
                AGRICULTURAL PRODUCTS (0.4%)
   121,980      Archer-Daniels-Midland Co.                                    4,433
                                                                         ----------
                AIR FREIGHT & LOGISTICS (3.3%)
   342,596      FedEx Corp.                                                  39,443
                                                                         ----------
                APPAREL & ACCESSORIES & LUXURY GOODS (0.7%)
   263,745      Coach, Inc.*                                                  8,709
                                                                         ----------
                AUTOMOBILE MANUFACTURERS (0.0%)(i)
       734      Toyota Motor Corp. ADR (Japan)                                   86
                                                                         ----------
                BIOTECHNOLOGY (8.0%)
   587,561      Amylin Pharmaceuticals, Inc.*(a)                             25,588
   777,405      Genentech, Inc.*(a)                                          61,967
   148,422      Genzyme Corp.*                                                9,078
                                                                         ----------
                                                                             96,633
                                                                         ----------
                BROADCASTING & CABLE TV (1.5%)
   590,162      Comcast Corp. "A"*                                           18,265
                                                                         ----------
                CASINOS & GAMING (5.6%)
   338,948      Las Vegas Sands Corp.*                                       21,967
   642,628      MGM Mirage, Inc.*                                            28,854
    68,671      Station Casinos, Inc.                                         5,293
   142,142      Wynn Resorts Ltd.*(a)                                        10,819
                                                                         ----------
                                                                             66,933
                                                                         ----------
                COAL & CONSUMABLE FUELS (1.2%)
   228,558      Peabody Energy Corp.                                         14,596
                                                                         ----------
                COMMUNICATIONS EQUIPMENT (6.7%)
   585,472      Cisco Systems, Inc.*                                         12,265
 1,405,932      Motorola, Inc.                                               30,017
   745,774      QUALCOMM, Inc.                                               38,288
                                                                         ----------
                                                                             80,570
                                                                         ----------
                CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (4.3%)
   499,993      Caterpillar, Inc.                                            37,870
   152,314      Deere & Co.                                                  13,370
                                                                         ----------
                                                                             51,240
                                                                         ----------
                CONSUMER FINANCE (1.8%)
   419,698      SLM Corp.                                                    22,194
                                                                         ----------
                DIVERSIFIED CAPITAL MARKETS (4.2%)
   428,934      UBS AG (Switzerland)                                         50,121
                                                                         ----------
                DRUG RETAIL (0.8%)
   234,174      Walgreen Co.                                                  9,819
                                                                         ----------

2

 P O R T F O L I O
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                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

                                                                             MARKET
    NUMBER                                                                    VALUE
 OF SHARES      SECURITY                                                      (000)
-----------------------------------------------------------------------------------
                FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    46,804      Monsanto Co.                                             $    3,903
                                                                         ----------
                GENERAL MERCHANDISE STORES (1.6%)
   354,167      Target Corp.                                                 18,806
                                                                         ----------
                HEALTH CARE EQUIPMENT (2.0%)
   474,539      Medtronic, Inc.                                              23,784
                                                                         ----------
                HEALTH CARE SERVICES (0.5%)
   107,944      Quest Diagnostics, Inc.                                       6,016
                                                                         ----------
                HOME IMPROVEMENT RETAIL (5.2%)
   655,714      Home Depot, Inc.                                             26,182
   581,962      Lowe's Companies, Inc.                                       36,693
                                                                         ----------
                                                                             62,875
                                                                         ----------
                HOMEBUILDING (3.3%)
   273,876      KB Home                                                      16,862
   318,044      Lennar Corp. "A"                                             17,470
   156,102      Toll Brothers, Inc.*                                          5,019
                                                                         ----------
                                                                             39,351
                                                                         ----------
                HOTELS, RESORTS, & CRUISE LINES (0.9%)
   192,324      Four Seasons Hotels, Inc. (Canada)(a)                        10,389
                                                                         ----------
                HOUSEHOLD PRODUCTS (3.9%)
   804,529      Procter & Gamble Co.                                         46,832
                                                                         ----------
                INDUSTRIAL GASES (0.2%)
    29,891      Air Products & Chemicals, Inc.                                2,048
                                                                         ----------
                INVESTMENT BANKING & BROKERAGE (7.0%)
   264,418      Goldman Sachs Group, Inc.                                    42,383
   276,710      Lehman Brothers Holdings, Inc.                               41,825
                                                                         ----------
                                                                             84,208
                                                                         ----------
                MANAGED HEALTH CARE (6.4%)
 1,543,792      UnitedHealth Group, Inc.                                     76,788
                                                                         ----------
                MULTI-LINE INSURANCE (0.7%)
   250,000      Genworth Financial, Inc. "A"                                  8,300
                                                                         ----------
                OIL & GAS EQUIPMENT & SERVICES (4.6%)
   375,008      Halliburton Co.                                              29,307
   383,128      Schlumberger Ltd.                                            26,489
                                                                         ----------
                                                                             55,796
                                                                         ----------
                PROPERTY & CASUALTY INSURANCE (1.0%)
   107,948      Progressive Corp.                                            11,716
                                                                         ----------
                RAILROADS (5.8%)
   518,457      Burlington Northern Santa Fe Corp.                           41,233
   312,029      Union Pacific Corp.                                          28,460
                                                                         ----------
                                                                             69,693
                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

                                                                              MARKET
    NUMBER                                                                     VALUE
 OF SHARES      SECURITY                                                       (000)
-----------------------------------------------------------------------------------
                REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
   139,230      St. Joe Co.(a)                                           $    7,819
                                                                         ----------
                RESTAURANTS (3.6%)
   496,441      Starbucks Corp.*                                             18,502
   491,134      Yum! Brands, Inc.                                             5,382
                                                                         ----------
                                                                             43,884
                                                                         ----------
                SEMICONDUCTORS (1.7%)
   578,083      Texas Instruments, Inc.                                      20,065
                                                                         ----------
                SPECIALIZED FINANCE (2.5%)
    65,921      Chicago Mercantile Exchange Holdings, Inc.                   30,192
                                                                         ----------
                STEEL (1.0%)
   229,866      Companhia Vale Do Rio Doce ADR (Brazil)                      11,843
                                                                         ----------
                WIRELESS TELECOMMUNICATION SERVICES (1.4%)
   469,697      America Movil S.A. de C.V. ADR "L" (Mexico)                  17,337
                                                                         ----------
                Total common stocks (cost: $924,343)                      1,175,870
                                                                         ----------
                MONEY MARKET INSTRUMENTS (1.6%)

                MONEY MARKET FUNDS
18,398,956      SSgA Prime Money Market Fund, 4.63%(c)(cost: $18,399)        18,399
                                                                         ----------
                SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
                FROM SECURITIES LOANED (4.4%)(g)

                MONEY MARKET FUNDS (0.0%)(i)
   219,826      AIM Short-Term Investment Co. Liquid Assets
                   Portfolio, 4.72%(c)                                          220
                                                                         ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
                REPURCHASE AGREEMENTS (2.8%)(b)
   $11,000      Credit Suisse First Boston, LLC, 4.78%, acquired on
                    4/28/2006 and due 5/01/2006 at $11,000
                    (collateralized by $11,360 of Freddie Mac
                    Discount Notes(d), 5.00%(f), due 7/25/2006;
                    market value $11,223)                                    11,000
    19,000       Deutsche Bank Securities, Inc., 4.76%, acquired on
                    4/28/2006 and due 5/01/2006 at $19,000
                    (collateralized by $20,091 of Freddie Mac Notes(d),
                    5.20%, due 3/09/2015; market value $19,380)              19,000
     3,000       Morgan Stanley & Co., Inc., 4.76%, acquired on
                    4/28/2006 and due 5/01/2006 at $3,000
                    (collateralized by $3,220 of Federal Home Loan
                    Bank Bonds(d), 3.50%, due 1/23/2009; market
                    value $3,111)                                             3,000
                                                                         ----------
                                                                             33,000
                                                                         ----------
                 COMMERCIAL PAPER (0.8%)
    10,000       Goldman Sachs Group, Inc.(h), 4.80%(e), 5/25/2006           10,000
                                                                         ----------
                 CORPORATE BONDS (0.8%)
    10,000       White Pine Finance LLC(h), 4.84%(e), 6/12/2006              10,000
                                                                         ----------
                 Total short-term investments purchased with cash
                    collateral from securities loaned (cost: $53,220)        53,220
                                                                         ----------

                    TOTAL INVESTMENTS (COST: $995,962)                   $1,247,489
                                                                         ==========

4

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           to Portfolio of INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity  securities,   including  exchange-traded  funds  (ETFs),
                except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Equity  securities  trading in various  foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end  investment companies, other  than ETFs, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             5. Repurchase  agreements  are valued  at cost, which  approximates market value.

             6. Other debt  securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

 N O T E S
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           to Portfolio of INVESTMENTS
           (continued)

USAA AGGRESSIVE GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

             7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of April 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2006, were $260,753,000 and $9,226,000, respectively, resulting in net unrealized appreciation of $251,527,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,202,051,000 at April 30, 2006, and, in total, may not equal 100%. Investments in foreign securities were 7.5% of net assets at April 30, 2006.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of April 30, 2006. The aggregate fair market value of the loaned portion of these securities as of April 30, 2006, was approximately $51,058,000.

         (b) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S.
             government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked- to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (c) Rate represents the money market fund annualized seven-day yield at April 30, 2006.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrument-ality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2006.

6

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           to Portfolio of INVESTMENTS
           (continued)

USAA AGGRESSIVE GROWTH FUND
APRIL 30, 2006 (UNAUDITED)

         (f) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (g) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the
             securities   when  due,  and  that  the  value  of  the  short-term
             investments will be less than the amount of cash collateral required to be returned to the borrower.

         (h) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (i) Represents less than 0.1% of net assets.

           * Non-income-producing security for the 12 months preceding April 30, 2006.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

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48492-0606                                   (C)2006, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.


ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 19, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 20, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JUNE 20, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.